Borrowings - Disclosure of Detailed Information About Borrowings (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Current borrowings	$ 19,215	$ 20,967
Convertible loan notes
Non-current borrowings	19,698
Current and noncurrent borrowings	38,913	20,967
Amounts Due in Less Than One Year [Member]
Statement Line Items [Line Items]
Bank Loans	17,900	20,000
Debt issuance costs in relation to bank loan		(270)
Other loan	1,315	1,237
Amounts Due After More Than One Year [Member]
Statement Line Items [Line Items]
Convertible loan notes	$ 19,698